SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability, beginning balance	$ 1,216,078	$ 4,314,270
Fair value of issuances during period		113,921
Change in fair value	(1,005,585)	(3,212,113)
Derivative liability, ending balance	210,493	1,216,078
Derivative Liabilities Associated With Warrants [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability, beginning balance	1,187,076	4,285,400
Fair value of issuances during period		113,921
Change in fair value	(1,010,973)	(3,212,245)
Derivative liability, ending balance	176,103	1,187,076
Derivative Liabilities Associated With Convertible Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Derivative liability, beginning balance	29,002	28,870
Fair value of issuances during period
Change in fair value	5,388	132
Derivative liability, ending balance	$ 34,390	$ 29,002